Inventories	6 Months Ended
Jun. 30, 2015
Inventory Disclosure [Abstract]
Inventories	5. Inventories: Inventories of $11,565 and $13,658 in the accompanying balance sheets at December 31, 2014 and June 30, 2015, respectively relate to bunkers, lubricants and spare parts.